INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS
Schedule of investments in equity securities

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2023	Cost	losses	value
BioInvent - ordinary shares	$4,337	$(2,662)	$1,675

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2022	Cost	losses	value
BioInvent - ordinary shares	$4,337	$(1,574)	$2,763

Schedule of components of long-term investments

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2023		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$35	$—	$—	$296
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(651)	—	5
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - equity interests	2,250	—	(865)	—	1,385
Total	$3,167	$35	$(1,516)	$—	$1,686

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2022		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$20	$—	$—	$281
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(492)	—	164
Cleave Therapeutics, Inc. - convertible loan	5,500	—	(5,018)	—	482
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - equity interests	2,250	—	(865)	—	1,385
Total	$8,667	$20	$(6,375)	$—	$2,312